Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Fiera Capital Diversified Alternatives Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

Fiera Capital Diversified Alternatives Fund (“Fund”)

Supplement dated December 28, 2018

to the Fund’s Summary Prospectus, Prospectus, and

Statement of Additional Information (“SAI”), each dated March 1, 2018

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

I. As of December 31, 2018 (the “Effective Date”), (1) Acadian Asset Management LLC (“Acadian”) and Karya Capital Management LP (“Karya”) will no longer serve as sub-advisers to the Fund; and (2) the sub-advisory fee rate payable by Fiera Capital Inc. (“Adviser”) to Mizuho Alternative Investments, LLC (“MAI”) will be reduced from 1.00% to 0.75%.

Accordingly, as of the Effective Date, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the “Principal Investment Strategies” section of the Summary Prospectus and the Prospectus, the second to last paragraph is hereby deleted and replaced with the following:

As of December 31, 2018, the Fund’s assets were allocated as follows:

Investment Adviser	Investment Strategy
Fiera Capital Inc.	Equity Trading, Relative Value, Tactical Trading
Mizuho Alternative Investments, LLC	Global Macro, Relative Value, Tactical Trading

2.	All remaining references to Acadian and Karya in the Summary Prospectus, Prospectus and SAI are hereby deleted.

3.	In the “Advisory Fees Paid to the Adviser and the Sub-Advisers” section of the SAI, the first sentence of the second paragraph is hereby deleted and replaced with the following:

The Adviser pays the sub-adviser(s) out of the advisory fees it receives from the Fund, and pays MAI a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets that MAI manages for the Fund. Prior to December 31, 2018, the sub-advisory fee rate payable to MAI was 1.00% of the average daily net assets that MAI manages for the Fund.

II. Effective immediately, the first sentence of the third paragraph in the “Portfolio Holdings” section of the SAI is hereby deleted and replaced with the following:

In addition to the quarterly portfolio holdings disclosure required by applicable law, ten calendar days after each month end, a complete list of the Fund’s portfolio holdings as of the end of such month may be made available at https://us.fieracapital.com/investment-strategies/alternatives/liquid-alternatives/altsfund/.

Please retain this supplement for future reference.

RLL-SK-009-0100